Financial Assets Delivered as Guarantee (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Financial Assets Delivered as Guarantee
The composition of financial assets delivered as guarantee as of December 31, 2023 and 2022 is as follows:

Composition	Carrying amount
	12/31/2023	12/31/2022
For transactions with the BCRA	68,117,546	77,305,535
For guarantee deposits	34,326,813	18,048,350
For repurchase agreements	30,446,725

Total	132,891,084	95,353,885